Leases - Schedule of Maturities of Operating and Finance Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	$ 61
2026	44
2027	30
2028	24
2029	19
Thereafter	85
Total future undiscounted cash outflows	263
Operating Lease, Liability, Undiscounted Excess Amount	(49)
Total operating leases liabilities	214
Finance Leases
2025	18
2026	6
2027	27
2028	2
2029	2
Thereafter	26
Total future undiscounted cash outflows	81
Finance Lease, Liability, Undiscounted Excess Amount	(15)
Total finance leases liabilities	66
2025	79
2026	50
2027	57
2028	26
2029	21
Thereafter	111
Total future undiscounted cash outflows	344
Effect of discounting	(64)
Total lease liabilities	$ 280	$ 311